Basis of Presentation and Going Concern	12 Months Ended
Dec. 31, 2025
Basis of Presentation and Going Concern [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN

2. BASIS OF PRESENTATION AND GOING CONCERN

Statement of Compliance

The consolidated financial statements were prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”).

Telesat Canada Debt Refinancing and Going Concern

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

Assessing the ability of the Company to continue as a going concern requires judgment that includes considering whether conditions or events, including those at any of its subsidiaries, impact the going concern assumption. In conducting this assessment, management identified an adverse event at Telesat Canada relating to significant obligations that will require repayment or refinancing. Consequently, the Company is required to evaluate the impact of this adverse event on its ability to continue as a going concern.

Telesat Canada is a wholly owned subsidiary of the Company. Telesat Canada’s Term Loan B and Senior Notes, as disclosed in Note 24, are scheduled to mature between December 2026 and October 2027, resulting in significant obligations that will require repayment or refinancing. As a result of the refinancing requirement at the end of 2026, approximately $2.3 billion of Telesat Canada’s debt, comprising the Term Loan B and the 2026 Senior Secured Notes (collectively, the “Telesat Canada debt”), has been classified as a current liability in these financial statements as at December 31, 2025. The Telesat Canada debt obligations are guaranteed by certain direct and indirect subsidiaries of Telesat Canada (“Guarantor

Entities”) and the obligation for repayment of the credit facilities upon maturity does not extend beyond these Guarantor Entities. Other entities within the Telesat group, other than Guarantor Entities (“LEO Non-Guarantor Entities”) are primarily focused on the Telesat Lightspeed project. Telesat LEO ULC, a subsidiary of the Company through which the Lightspeed project is being developed, has a segregated funding source to permit the build out of that project that includes the ability to acquire any necessary intercompany services, such as certain personnel, occupancy, and information systems, currently provided to Telesat LEO ULC by Telesat Canada up to a specified maximum.

The Company has approximately $509.8 million of cash and cash equivalent of which $206.6 million is held within Telesat Canada, as at December 31, 2025. The Company and Telesat Canada expect to generate sufficient cash flow to meet the requirements of their respective ongoing operations and debt servicing costs for the reasonably foreseeable future, including at least the one-year period following the date of these financial statements. However, the Company’s consolidated cash flows and cash resources alone, which includes those of Telesat Canada, are not expected to be sufficient to meet Telesat Canada’s debt maturity obligations as they come due.

Management is actively engaged in discussions with lenders’ advisors about refinancing the Telesat Canada debt. However, these refinancing activities are dependent on a number of factors outside of the Company’s control. As such, there can be no assurance that these refinancing initiatives will be completed successfully. This material uncertainty, that relates solely to the upcoming Telesat Canada debt maturities in December 2026, casts substantial doubt as to Telesat Canada’s ability to meet its debt obligations as they come due. Accordingly, this material uncertainty raises substantial doubt for the Company in these consolidated financial statements.

Should the Company not be able to refinance the Telesat Canada debt obligations prior to maturity, these financial statements may require significant adjustments. Such adjustments would have a material impact on the carrying amount and classification of reported assets, liabilities, revenues or expenses in these financial statements.

Basis of Consolidation

Subsidiaries

These consolidated financial statements include the results of the Telesat and subsidiaries controlled by the Company. Control is achieved when the Company has power over an entity, has exposure, or rights to variable returns from its involvement with an entity, and has the ability to use the power over an entity to affect the amount of its return. The most significant subsidiaries are listed in Note 35.

The portion of equity ownership in a subsidiary that is not directly or indirectly attributable to the Company is accounted for as non-controlling interest. Non-controlling interests in subsidiaries are identified separately from the Company’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to an acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.

Profit or loss and each component of other comprehensive income (loss) are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income (loss) of the subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Joint arrangements

A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to their share of the assets and revenue, and obligations for the liabilities and expenses, relating to the arrangement.

The Company’s consolidated financial statements include the Company’s share of the assets, liabilities, revenue and expenses of its interest in joint operations.

The consolidated financial statements have been prepared on an historical cost basis except for certain financial instruments which were measured at their fair values, as explained in the accounting policies below. Historical cost is based on the fair value of the consideration given or received in exchange for assets or liabilities.